Income and social contribution taxes (Details) - Schedule of income and social contribution tax expenses - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Income And Social Contribution Tax Expenses Abstract
Income before income and social contribution taxes		R$ 637,317	R$ 298,131	R$ 133,529
Combined nominal rate of income tax and social contribution taxes – %		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ (216,688)	R$ (101,365)	R$ (45,400)
Share of loss in a Joint Venture		(11)	4	(51)
Management bonus		(2,805)	(2,795)	(2,411)
Share-based incentive plan - ILPA				126
Nondeductible expenses			(6)
Profit or loss of joint venture abroad				(1,070)
Fair value variation of accounts receivable from sale of farms		(1,322)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue	[1]	92,226	53,717	35,999
Recognition of deferred taxes	[2]		73,888
Other permanent addition/exclusion		11,383	(3,928)	(1,168)
Income and social contribution taxes for the year		(117,217)	19,515	(13,975)
Current		(41,023)	(31,021)	(10,447)
Deferred		(76,194)	50,536	(3,528)
Income and social contribution taxes for the year		R$ (117,217)	R$ 19,515	R$ (13,975)
Effective tax rate		(18.00%)	7.00%	(10.00%)

[1]	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.
[2]	Refers to deferred tax assets related to tax losscarryfoward of Agrifirma, which were recognized upon the merger of Jaborandi Agrícola into Agrifirma. As a result of the merger, the expected future taxable income projections were revised, and the Company concluded that future taxable income will be generated to realize these tax loss carryforwards.